Contents of Significant Accounts - Summary of Balances of Contract Assets and Contract Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Jan. 01, 2019 TWD ($)
Disclosure of balances of contract assets and contract liabilities [line items]
Contract assets, current	$ 257,841	$ 9,182	$ 214,243	$ 92,210
Contract liabilities	2,497,469		1,470,195	932,371
Contract liabilities, current	2,040,989	72,685	988,115	932,371
Contract liabilities, noncurrent	456,480	$ 16,256	482,080
Sales of Goods and Services [member]
Disclosure of balances of contract assets and contract liabilities [line items]
Contract assets, current	625,222		599,491	486,184
Contract liabilities	2,497,469		1,470,195	932,371
Loss allowance [member]
Disclosure of balances of contract assets and contract liabilities [line items]
Contract assets, current	$ (367,381)		$ (385,248)	$ (393,974)